Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
Disclosure Of Income Taxes [Line Items]
Maximum range of estimated consolidated effective tax rate		1.00%	1.00%
2019 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility			$ 1,918
Organization For Economic Cooperation And Development Pillar Two Tax Regime [Member]
Disclosure Of Income Taxes [Line Items]
Global minimum tax percentage	15.00%